Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	5,822,357	5,605,203
Treasury stock, shares	205,750	164,013